TRADE RECEIVABLES - Disclosure of changes in provision for credit losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables [abstract]
Balance	$ 2,432	$ 1,549
Amounts provided against profit or loss in respect of receivables for which the provision for loss is measured over the entire life of the receivable balance	(566)	(883)
Balance	$ 1,866	$ 2,432